Other Intangible Assets - Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Intangible Assets
Other intangible assets	€ 2,949,147	€ 1,636,950	€ 1,557,650
Intangible asset purchase commitments	69	431
Profit (loss) incurred on disposals of intangible assets	1,082	30
Plasma center licenses
Other Intangible Assets
Other intangible assets	31,054	29,394
Development costs in progress
Other Intangible Assets
Other intangible assets	486,364	432,534
Self-constructed
Other Intangible Assets
Other intangible assets	€ 37,214	€ 34,034